Fees Summary	Jul. 02, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,006,250,080.00
Previously Paid Amount	0.00
Total Fee Amount	154,056.89
Total Offset Amount	0.00
Net Fee	$ 154,056.89
Narrative - Max Aggregate Offering Amount | shares	1,006,250,080
Final Prospectus	true